Document and Entity Information	Aug. 15, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 15, 2023
Entity Registrant Name	DISTRIBUTION SOLUTIONS GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-10546
Entity Tax Identification Number	36-2229304
Entity Address, Address Line One	301 Commerce Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	888
Local Phone Number	611-9888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	DSGR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000703604
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	8770 W. Bryn Mawr Avenue
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631